Goodwill, Software and Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units

We have three significant CGUs to which goodwill has been allocated. The changes in the carrying amount of goodwill are allocated to each CGU as follows:

		CGUs
$ millions, as at or for the year ended October 31		CIBC FirstCaribbean	Canadian Wealth Management	U.S. Commercial Banking and Wealth Management		Other	Total
2018	Balance at beginning of year	$405	$884	$3,952		$126	$5,367
	Acquisitions	–	–	29	(1)	62	91
	Impairment	–	–	–		–	–
	Foreign currency translation adjustments	8	–	97		1	106
	Balance at end of year	$413	$884	$4,078		$189	$5,564
2017	Balance at beginning of year (2)	$421	$884	$107		$127	$1,539
	Acquisitions	–	–	3,944		–	3,944
	Impairment	–	–	–		–	–
	Foreign currency translation adjustments	(16)	–	(99)		(1)	(116)
	Balance at end of year	$405	$884	$3,952		$126	$5,367

(1)	Additional goodwill recognized from our acquisition of The PrivateBank. See Note 3 for additional details.
(2)	Net of cumulative impairment charges for FirstCaribbean International Bank Limited (CIBC FirstCaribbean) goodwill of $623 million, and nil for other CGUs.

Schedule of Carrying Amount of Indefinite-lived Intangible Assets

The carrying amount of indefinite-lived intangible assets is provided in the following table:

$ millions, as at or for the year ended October 31		Contract based (1)	Brand name (2)	Total
2018	Balance at beginning of year	$116	$25	$141
	Foreign currency translation adjustments	–	1	1
	Balance at end of year	$116	$26	$142
2017	Balance at beginning of year	$116	$26	$142
	Foreign currency translation adjustments	–	(1)	(1)
	Balance at end of year	$116	$25	$141

(1)	Represents management contracts purchased as part of past acquisitions.
(2)	Acquired as part of the CIBC FirstCaribbean acquisition.

Schedule of Components of Finite-lived Software and Other Intangible Assets

The components of finite-lived software and other intangible assets are as follows:

$ millions, as at or for the year ended October 31		Software (1)	Core deposit intangibles (2)	Contract based (3)	Customer relationships (4)	Total
2018	Gross carrying amount
	Balance at beginning of year	$2,632	$599	$44	$310	$3,585
	Additions	363	–	–	–	363
	Disposals (5)	(4)	–	(12)	–	(16)
	Adjustments (6)	(5)	12	2	4	13
	Balance at end of year	$2,986	$611	$34	$314	$3,945
2017	Balance at end of year	$2,632	$599	$44	$310	$3,585
2018	Accumulated amortization
	Balance at beginning of year	$1,403	$239	$9	$97	$1,748
	Amortization and impairment (5)(7)	285	75	8	32	400
	Disposals (5)	–	–	(12)	–	(12)
	Adjustments (6)	(3)	6	1	2	6
	Balance at end of year	$1,685	$320	$6	$131	$2,142
2017	Balance at end of year	$1,403	$239	$9	$97	$1,748
	Net book value
	As at October 31, 2018	$1,301	$291	$28	$183	$1,803
	As at October 31, 2017	$1,229	$360	$35	$213	$1,837

(1)	Includes $467 million (2017: $456 million) of work-in-progress not subject to amortization.
(2)	Acquired as part of the acquisitions of CIBC FirstCaribbean and The PrivateBank.
(3)

Represents a combination of management contracts purchased as part of past acquisitions, as well as management contracts purchased as part of our acquisitions of The PrivateBank and Geneva Advisors in 2017.

(4)

Represents customer relationships associated with past acquisitions, including CIBC Atlantic Trust, and the MasterCard portfolio, as well as customer relationships associated with our acquisitions of The PrivateBank and Geneva Advisors in 2017.

(5)	Includes write-offs of fully amortized assets.
(6)	Includes foreign currency translation adjustments.
(7)	Includes nil impairment losses relating to software (2017: $2 million).